ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019
Equity [Abstract]
Accumulated other comprehensive income	$ 924		$ 1,408
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gain on cash flow hedges	924	$ (7,463)	1,408
Ending Balance	602,265
Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	0	1,408	0
Unrealized gain on cash flow hedges	924	(7,463)	1,408
Ending Balance	$ 924	$ (6,055)	$ 1,408